Cash and Bank Balances (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Bank Balances [Abstract]
Schedule of Cash and Cash Equivalents Reflected in the Consolidated Statement of Cash Flows	Cash and cash equivalents reflected in the consolidated statement of cash flows comprise the following statement of financial position amounts:
	2023	2022	2021
	USD	USD	USD

Bank balances	6,202,248	3,094,439	649,779
Cash on hand	36,832	22,648	193
	6,239,080	3,117,087	649,972
Less: bank overdrafts	(7,395)	(3,756)	(17,432)
Cash and cash equivalents	6,231,685	3,113,331	632,540